UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
                      --------------------------
The  institutional  investment manager filing this report and the person by whom it  is  signed hereby represent that the person signing the report is authorized to  submit  it,  that  all  information  contained  herein  is true, correct and complete,  and  that  it  is  understood  that  all  required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY            February 14, 2013
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                          ------------------
Form 13F Information Table Entry Total:          46
                                          ------------------
Form 13F Information Table Value Total:     675,273
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                                            (thousands)

List of Other Included Managers:

Provide  a  numbered  list  of  the  name(s)  and Form 13F file number(s) of all institutional  investment  managers  with respect to which this report is filed, other than the manager filing this report. NONE.
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                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP PA NEW   COM             01890A108      6,314     497,127      SH            SOLE       N/A         497,127
AMERICAN GREETINGS CORP   COM             026375955     25,335   1,500,000            PUT     SOLE       N/A       1,500,000
AMERICAN INTL GROUP INC   COM NEW         026874784     38,899   1,101,950      SH            SOLE       N/A       1,101,950
ASB BANCORP INC N C       COM             00213T109      8,487     553,970      SH            SOLE       N/A         553,970
ASML HOLDING N V       N Y REGISTRY SHS   N07059210     59,216     919,649      SH            SOLE       N/A         919,649
BANK OF AMERICA CORP  *W EXP 01/16/2019   060505146     36,068   6,656,475      SH            SOLE       N/A       6,656,475
CAMCO FINL CORP           COM             132618109      2,343   1,148,547      SH            SOLE       N/A       1,148,547
COMERICA INC              COM             200340107     13,141     433,114      SH            SOLE       N/A         433,114
COMERICA INC          *W EXP 11/14/2018   200340115     18,769   2,275,037      SH            SOLE       N/A       2,275,037
DEUTSCHE BANK AG          NAMEN AKT       D18190958     17,313     390,900            PUT     SOLE       N/A         390,900
EDUCATION MGMT CORP       COM             28140M103        477     109,000      SH            SOLE       N/A         109,000
ENSCO PLC                 SHS CLASS A     G3157S106     46,794     789,375      SH            SOLE       N/A         789,375
FEDFIRST FINL CORP NEW    COM             31429C101      2,421     149,010      SH            SOLE       N/A         149,010
FIRST CONN BANCRP INC MD  COM             319850103        285      20,700      SH            SOLE       N/A          20,700
FIRST FINL NORTHWEST IN   COM             32022K102      1,630     215,937      SH            SOLE       N/A         215,937
FRANKLIN FINL CORP VA     COM             35353C102      6,300     380,000      SH            SOLE       N/A         380,000
FS BANCORP INC            COM             30263Y104      3,362     259,200      SH            SOLE       N/A         259,200
GEORGETOWN BANC INC MD    COM             372591107        350      32,000      SH            SOLE       N/A          32,000
GROUP 1 AUTOMOTIVE INC    COM             398905109     28,798     464,565      SH            SOLE       N/A         464,565
HAMILTON BANCORP INC MD   COM             407015106      1,120      98,924            PUT     SOLE       N/A          98,924
HHGREGG INC               COM             42833L108      3,652     520,197      SH            SOLE       N/A         520,197
HOME BANCORP INC          COM             43689E107     11,864     650,060      SH            SOLE       N/A         650,060
HOME FED BANCORP INC MD   COM             43710G105     17,036   1,370,547      SH            SOLE       N/A       1,370,547
HOME FED BANCORP LA NEW   COM             43708L108      1,145      65,471      SH            SOLE       N/A          65,471
HUNTINGTON INGALLS INDS   COM             446413106     39,013     900,171      SH            SOLE       N/A         900,171
IF BANCORP INC            COM             44951J105      2,790     202,196      SH            SOLE       N/A         202,196
KEYCORP NEW               COM             493267908     10,587   1,257,400            CALL    SOLE       N/A
LDK SOLAR CO LTD          COM             398905109        179     124,000            PUT     SOLE       N/A         124,000
LOUISIANA BANCORP NEW     COM             54619P104      1,047      61,697      SH            SOLE       N/A          61,697
NAUGATUCK VY FINL MD      COM             63906P107      4,563     686,225      SH            SOLE       N/A         686,225
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N103     55,999   1,608,255      SH            SOLE       N/A       1,608,255
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N903      8,705     250,000            CALL    SOLE       N/A
POAGE BANKSHARES INC      COM             730206109        862      67,627      SH            SOLE       N/A          67,627
POLONIA BANCORP INC MD    COM             73158Q109        729      90,526      SH            SOLE       N/A          90,526
REGIONS FINL CORP NEW     COM             7591EP100     45,769   6,419,211      SH            SOLE       N/A       6,419,211
RESEARCH IN MOTION LTD    COM             760975902      4,511     380,000            CALL    SOLE       N/A

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

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
SANOFI                    SPONSORED ADR   80105N105     37,594     793,463      SH            SOLE       N/A         793,463
SIMPLICITY BANCORP        COM             828867101      6,906     461,922      SH            SOLE       N/A         461,922
SOUND FINL BANCORP INC    COM             83607A100        468      45,000      SH            SOLE       N/A          45,000
SP BANCORP INC            COM             78468K106      2,139     138,000      SH            SOLE       N/A         138,000
SUPERVALU INC             COM             868536103      1,482     600,000      SH            SOLE       N/A         600,000
SUPERVALU INC             COM             868536953        562     227,600            PUT     SOLE       N/A         227,600
TECH DATA CORP            COM             878237106     46,433   1,019,825      SH            SOLE       N/A       1,019,825
WABCO HLDGS INC           COM             92927K102     20,337     311,957      SH            SOLE       N/A         311,957
WELLS FARGO & CO NEW  *W EXP 10/28/2018   949746119     29,294   2,929,384      SH            SOLE       N/A       2,929,384
WOLVERINE BANCORP INC     COM             977880103      4,185     245,764      SH            SOLE       N/A         245,764